ORDINARY SHARES (Details) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2014	Jun. 30, 2014	Dec. 31, 2014
Proceed from issuance of ordinary shares, net of issuance costs	$ 26,235,928	$ 106,177,882	$ 132,413,810
Underwriting discounts and commissions and other issuance costs	$ 3,186,072	$ 5,142,118
ADS
Issuance of ordinary shares	2,504,000	10,120,000
Ordinary shares
Issuance of ordinary shares	125,200,000	506,000,000